Sales, General and Administrative Expenses - Schedule of All Expenses Related to Administrative and Commercial Service Providers, Payroll, Consumption Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Administrative expenses
Administrative expenses	$ (150,641)	$ (98,030)	$ (557,250)	$ (263,232)	$ (387,678)	$ (1,784,167)
Administrative expenses, change amount	$ (52,611)		$ (294,018)		$ 1,396,489
Administrative expenses, percentage	54.00%		111.00%		(78.00%)
Sales expenses
Sales expenses					$ (56,960)	(1,962,985)
Sales expenses, change amount	$ 1,858		$ 23,518		$ 1,906,025
Sales expenses, percentage	100.00%		100.00%		(97.00%)
Services 3rd parties [Member]
Administrative expenses
Administrative expenses					$ (114,223)	(513,827)
Administrative expenses, change amount					$ 399,604
Administrative expenses, percentage					(78.00%)
General expenses [Member]
Administrative expenses
Administrative expenses					$ (4,036)	(482,523)
Administrative expenses, change amount					$ 478,487
Administrative expenses, percentage					(99.00%)
Labor [Member]
Administrative expenses
Administrative expenses					$ (11,173)	(256,287)
Administrative expenses, change amount					$ 245,114
Administrative expenses, percentage					(96.00%)
Taxes and fees [Member]
Administrative expenses
Administrative expenses						(82,138)
Administrative expenses, change amount					$ 82,138
Administrative expenses, percentage					(100.00%)
PLCD [Member]
Administrative expenses
Administrative expenses					$ (23,128)
Administrative expenses, change amount					$ (23,128)
Administrative expenses, percentage					0.00%
Other expenses [Member]
Administrative expenses
Administrative expenses						(43)
Administrative expenses, change amount					$ 43
Administrative expenses, percentage					(100.00%)
Depreciation [Member]
Administrative expenses
Administrative expenses					$ (235,119)	(449,349)
Administrative expenses, change amount					$ 214,230
Administrative expenses, percentage					(48.00%)
Sales commission [Member]
Sales expenses
Sales expenses						(196,027)
Sales expenses, change amount					$ 196,027
Sales expenses, percentage					(100.00%)
General expenses [Member]
Sales expenses
Sales expenses					$ (25,432)	(1,175,745)
Sales expenses, change amount					$ 1,150,313
Sales expenses, percentage					(98.00%)
Labor [Member]
Sales expenses
Sales expenses					$ (30,112)	(14,903)
Sales expenses, change amount					$ (15,209)
Sales expenses, percentage					102.00%
Travel expenses [Member]
Sales expenses
Sales expenses						(2,209)
Sales expenses, change amount					$ 2,209
Sales expenses, percentage					(100.00%)
Royalties [Member]
Sales expenses
Sales expenses					$ (1,416)	$ (574,101)
Sales expenses, change amount					$ 572,685
Sales expenses, percentage					(100.00%)